ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)									3 Months Ended						9 Months Ended	12 Months Ended
	Sep. 05, 2025	Dec. 18, 2024	Oct. 11, 2024	May 02, 2024	Dec. 22, 2023	Dec. 21, 2023	Dec. 29, 2022	Dec. 22, 2022	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 19, 2025	Sep. 19, 2025	Jun. 25, 2025	Apr. 14, 2025	Apr. 13, 2025	Mar. 25, 2025	Jan. 06, 2025	Apr. 15, 2024
Subsidiary, Sale of Stock [Line Items]
Investment of cash in trust account								$ 61,200,000
Cash deposited in trust account per unit								$ 10.20
Redemption ordinary per share		$ 11.41			$ 10.71
Percentage of public shares that would not be redeemed if business combination is not completed within combination period															100.00%	100.00%
Expenses payable on dissolution									$ 100,000						$ 100,000	$ 100,000
Shares with redemption	214,445	3,151,473			2,174,171										3,854,856	3,854,856
Cash remained in trust account		$ 17,962,587			$ 23,282,936				(165,168)	$ (191,641)	$ (187,179)	$ (684,600)	$ (530,141)	$ (586,164)		$ (2,581,773)	$ (3,618,539)
tangible assets net		5,000,001
Cash held in trust escrow account not yet deposited		55,000														55,000
Values with redemption		$ 35,956,676														35,956,676	23,282,936
Cash held in trust escrow account									18,929,689						$ 18,929,689	55,000			$ 55,000
Outstanding balance									$ 0						$ 0	$ 0	$ 0
Ordinary shares of Company exercised	$ 1,937
Common stock, shares outstanding									2,280,500						2,280,500	2,280,500	2,280,500
Cash									$ 3,713						$ 3,713	$ 4,215	$ 28,560
Working capital deficit									5,238,909						5,238,909	1,745,636
Two Thousand Twenty Five Extension Meeting [Member]
Subsidiary, Sale of Stock [Line Items]
Shares with redemption	631,972
Ordinary shares for redemption	848,354
Common stock, shares outstanding	3,006,502
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Enterprise value																				$ 175,000,000
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Enterprise value																				$ 180,000,000
Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed									558,326						558,326	507,046
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Cash held in trust escrow account																		$ 1,265,000			$ 880,000
Promissory Note [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed				$ 440,000		$ 165,000
Principal amount																									$ 715,000
Principal amount																							$ 935,000
Promissory Note [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount																							935,000	$ 200,000
Extension Note Two [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed				$ 440,000
Conversion price				$ 10.00
Extension Note Two [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed									825,000						825,000	440,000	0
Extension Note Two [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount																							$ 935,000
Promissory Note 2 [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed				$ 126,000
Conversion price				$ 10.00
Promissory Note 2 [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed									126,000						126,000	126,000	$ 0
Promissory Note 3 [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed			$ 100,000
Principal amount																						$ 350,000		200,000
Outstanding balance									$ 321,411						321,411	57,449
Promissory Note 3 [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount																						$ 350,000		$ 200,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares								6,000,000
Proceeds from sale of units								$ 60,000,000							$ 2,415,000	$ 2,415,000
Sale of stock, price per share								$ 10.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of private units sold, shares								390,000
Sale of stock, price per share								$ 10.00
Proceeds from issuance of private units								$ 3,900,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares							900,000
Number of private units sold, shares							40,500
Units issued aggregate amount							$ 9,000,000
Redemption ordinary per share							$ 10.00
Proceeds from issuance of private units							$ 405,000